10 State House Square, SH11
                                                    Hartford, CT  06103-3602



                                                    Ellen Valvo
                                                    Paralegal
                                                    AFS Law
October 30, 2000                                    (860) 275-2166
                                                    Fax (860) 275-2158

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  Filing Desk

Re:    AETNA SERIES FUND, INC.
       FILE NOS. 33-41694 AND 811-6352
       RULE 497(e) FILING

Dear Sir or Madam:

Submitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 is a Supplement dated October 30, 2000 to the Aetna Series Fund, Inc. Brokerage
Cash Reserves ("Fund") Statement of Additional Information ("Statement"), dated
June 30, 2000. The Statement is incorporated into this filing by reference to Fund's filing under Rule 497(j) as submitted to the Securities and Exchange
Commission on June 30, 2000.

If you have any questions regarding this submission, please contact Daniel E.
Burton at (860) 275-2168.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo

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                             BROKERAGE CASH RESERVES

                        Supplement dated October 30, 2000

THE INFORMATION IN THIS SUPPLEMENT AMENDS THE INFORMATION CONTAINED IN THE
BROKERAGE CASH RESERVES STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED
JUNE 30, 2000. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT.

The following replaces the first chart in the section entitled "Directors and
Officers" on pages 8 through 10 of the Statement:
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                                                                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
                                                                  (AND POSITIONS HELD WITH AFFILIATED PERSONS OR
              NAME,                      POSITION(S) HELD             PRINCIPAL UNDERWRITERS OF THE FUND)
         ADDRESS AND AGE                  WITH EACH FUND
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
J. Scott Fox*                      Director and President        Director, Managing Director, Chief Operating Officer, Chief
10 State House Square              (Principal Executive          Financial Officer, Aeltus Investment Management, Inc., April
Hartford, Connecticut              Officer)                      1994 to present; Director, Managing Director, Chief Operating
Age 45                                                           Officer, Chief Financial Officer, Aeltus Capital, Inc.,
                                                                 February 1995 to present; Senior Vice President - Operations,
                                                                 Aetna Life Insurance and Annuity Company, March 1997 to December
                                                                 1997.
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Wayne F. Baltzer                   Vice President                Vice President, Aeltus Capital, Inc., May 1998 to present;
10 State House Square                                            Vice President, Aetna Investment Services, Inc., July 1993 to
Hartford, Connecticut                                            May 1998.
Age 57
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Daniel E. Burton                   Secretary                     Assistant General Counsel, July 2000 to present, and
10 State House Square                                            Assistant Secretary, September 1998 to present, Aeltus
Hartford, Connecticut                                            Investment Management, Inc.; Assistant General Counsel, July
Age 33                                                           2000 to present, and Assistant Secretary, October 1998 to
                                                                 present, Aeltus Capital, Inc.; Counsel, Aetna Financial
                                                                 Services, September 1997 to present; Attorney, Securities and
                                                                 Exchange Commission, August 1996 to August 1997; Associate,
                                                                 Kirkpatrick & Lockhart LLP, September 1992 to August 1996.
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Albert E. DePrince, Jr.            Director                      Director, Business and Economic Research Center, 1999 to
3029 St. Johns Drive                                             present, and Professor of Economics and Finance, 1991 to
Murfreesboro, Tennessee                                          present, Middle Tennessee State University.
Age 59
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


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

Stephanie A. DeSisto               Vice President,               Vice President, Mutual Fund Accounting, Aeltus Investment
10 State House Square              Treasurer and Chief           Management, Inc., November 1995 to present; Director, Mutual
Hartford, Connecticut              Financial Officer             Fund Accounting, Aetna Life Insurance and Annuity Company,
Age 47                             (Principal Financial          August 1994 to November 1995.
                                   and Accounting
                                   Officer)
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Maria T. Fighetti                  Director                      Associate Commissioner for Contract Management, 1996 to
325 Piermont Road                                                present, Manager/Attorney, 1973 to 1996, Health Services, New
Closter, New Jersey                                              York City Department of Mental Health, Mental Retardation and
Age 57                                                           Alcohol Services.
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David L. Grove                     Director                      Private Investor; Economic/Financial Consultant, December
5 The Knoll                                                      1985 to present.
Armonk, New York
Age 82
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John Y. Kim*                       Director                      Director, President, Chief Executive Officer, Chief
10 State House Square                                            Investment Officer, Aeltus Investment Management, Inc.,
Hartford, Connecticut                                            December 1995 to present; Director and President, Aeltus
Age 40                                                           Capital, Inc., March 1996 to present; President, Aetna Life
                                                                 Insurance and Annuity Company, May 2000 to September 2000; Chief
                                                                 Investment Officer, Aetna Life Insurance and Annuity Company,
                                                                 May 2000 to present; Director, Aetna Life Insurance and Annuity
                                                                 Company, February 1995 to September 2000; Senior Vice President,
                                                                 Aetna Life Insurance and Annuity Company, September 1994 to May
                                                                 2000 and September 2000 to present; Director, Aetna Retirement
                                                                 Services, Inc., May 2000 to present.
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Sidney Koch                        Director                      Financial Adviser, self-employed, January 1993 to present.
455 East 86th Street
New York, New York
Age 65
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Frank Litwin                       Vice President                Managing Director, Aeltus Investment Management, Inc., August
10 State House Square                                            1997 to present;  Managing Director, Aeltus Capital, Inc.,
Hartford, Connecticut                                            May 1998 to present; Vice President, Fidelity Investments
Age 51                                                           Institutional Services Company, April 1992 to August 1997.
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                                                                2

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

Corine T. Norgaard                 Director                      Dean of the Barney School of Business, University of
556 Wormwood Hill                                                Hartford (West Hartford, CT), August 1996 to present;
Mansfield Center, Connecticut                                    Professor, Accounting and Dean of the School of Management,
Age 63                                                           SUNY Binghamton (Binghamton, NY), August 1993 to August
                                                                 1996; Director, Advest Bank & Trust, April 1997 to present;
                                                                 Director, MassMutual Participation Investors and MassMutual
                                                                 Corporate Investors, April 1998 to present.
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Richard G. Scheide                 Director                      Principal, LoBue Associates Inc., October 1999 to present;
11 Lily Street                                                   Trust and Private Banking Consultant, David Ross Palmer
Nantucket, Massachusetts                                         Consultants, July 1991 to October 1999.
Age 71
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


The following is added after the first paragraph in the section entitled "Principal Underwriter" on page 13 of the Statement:

ACI is an indirect wholly owned subsidiary of Aetna Inc. Aetna Inc. has entered into an agreement to sell certain of its businesses, including ACI, to ING Groep N.V., an integrated financial services provider.

The transaction is targeted to close by the end of 2000. Consummation of the transaction is subject to a number of contingencies, including regulatory approvals, the approval of the shareholders of Aetna Inc., and other closing conditions. Under the Investment Company Act of 1940, the transaction may result in a change in control of ACI and, therefore, may constitute an assignment of the Fund's underwriting agreement, which would result in a termination of that agreement. Consequently, the Board has approved a new underwriting agreement, to take effect upon consummation of the transaction. The new underwriting agreement is the same as the current agreement in all material respects, except for the date of execution and termination. In the event that the transaction is not consummated, ACI will continue to provide services to the Fund under the current underwriting agreement.

The fourth paragraph in the section entitled "Brokerage Allocation and Trading Policies" on page 16 of the Statement is hereby deleted.






                                                              October 2000

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